Intangible Assets (Details Narrative) - Mann- India Technologies Private Limited [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Amortization expense	$ 36,497	$ 47,134	$ 157,787	$ 186,370
Finite impairment loss